Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document and Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Registrant Name	BANK BRADESCO
Entity Central Index Key	0001160330
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Shell Company	false
Entity Emerging Growth Company	false
Common shares
Document and Entity Information [Abstract]
Entity Common Stock, Shares Outstanding	4,025,272,105
Preferred shares
Document and Entity Information [Abstract]
Entity Common Stock, Shares Outstanding	4,007,025,062